Income Taxes (Narrrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrecognized tax benefits		$ 18,000	$ 13,930	$ 8,552	$ 10,346
Accrued interest and penalties related to uncertain tax positions		$ 384
Statutory tax rates		25.00%	26.50%	26.50%
Privileged enterprise benefits rate		25.00%
Tax-exempt income		$ 180,000
Change in corporate tax rate, amount incurred		$ 18,000
Reduced Corporate Tax Rate						7.00%	12.50%
Increased Corporate Tax Rate					16.00%		9.00%
Decrease In Tax Rates In Year Thereafter						16.00%
Special Preferred Enterprise Of Reduced Tax Rates 1		20.00%			8.00%	15.00%	15.00%
Special Preferred Enterprise Of Reduced Tax Rates 2		5.00%			5.00%		10.00%
Special Preferred Enterprise Benefits Period							10 years
Deferred tax asset		$ 139,914	$ 87,718
Valuation allowance of deferred tax assets		$ 201,376	$ 152,115
Foreign ownership percentage basis for determining tax rate		90.00%
Special Preferred Enterprise Tax Exempt Period		10 years
Approved enterprise and beneficiary enterprise income tax exempt or taxable rate		10.00%
Dividend withholding tax rate		15.00%
Subsidiaries [Member]
Operating losses carryforwards		$ 382,000
Deferred tax asset		140,000
Deferred tax liability		150,600
Operating losses carry-forwards, resulting from tax deductions related to shared-based compensation		$ 7,500
United States [Member]
Statutory tax rates		35.00%
Israel [Member]
Statutory tax rates		25.00%	26.50%	26.50%
EffectiveIncome Tax Rate Reconciliation at Federal Statutory Income Tax Rate for Next and Thereafter Year		2.30%
Israel [Member] | Subsequent Event [Member]
Statutory tax rates	24.00%
HONG KONG
Statutory tax rates		16.50%
GERMANY
Statutory tax rates		28.00%
Minimum [Member]
Foreign ownership percentage basis for determining tax rate		10.00%
Maximum [Member]
Foreign ownership percentage basis for determining tax rate		25.00%
Dividend withholding tax rate		30.00%